Condensed Consolidating Financial Statements (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) operating activities	$ 4,264	$ 4,688	$ 4,835
Investing Activities:
Capital expenditures	(3,533)	(3,375)	(4,007)
Business acquisitions, net of cash acquired	(36)	(483)	(116)
Proceeds from asset dispositions and other	18	55	74
Cash used in investing activities	(3,551)	(3,803)	(4,049)
Financing Activities:
Principal payments on debt	(254)	(417)	(29)
Proceeds from debt issuance	1,997	1,739
Proceeds from stock issuances	557	280	128
Excess tax benefit on the exercise of stock options	44	23	18
Dividends paid	(187)	(177)	(164)
Purchase of treasury stock, including accelerated share repurchase agreements	(4,857)	(246)	(197)
Other, net	(19)	(18)
Cash (used in) provided by financing activities	(2,719)	1,184	(244)
Effect of exchange rate changes on cash	(3)	5	(27)
Net increase (decrease) in cash and cash equivalents	(2,009)	2,074	515
Cash and cash equivalents at beginning of period	4,917	2,843	2,328
Cash and cash equivalents at end of period	2,908	4,917	2,843
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) operating activities	(8)	247	(88)
Investing Activities:
Capital expenditures	(1)	(3)	(5)
Cash used in investing activities	(1)	(3)	(5)
Financing Activities:
Net transfers from (to) Parent	588	141	625
Principal payments on debt	(250)
Proceeds from debt issuance	1,997	1,739
Proceeds from stock issuances	557	280	128
Excess tax benefit on the exercise of stock options	44	23	18
Dividends paid	(187)	(177)	(164)
Purchase of treasury stock, including accelerated share repurchase agreements	(4,857)	(246)	(197)
Other, net	(19)	(18)
Cash (used in) provided by financing activities	(2,127)	1,742	410
Net increase (decrease) in cash and cash equivalents	(2,136)	1,986	317
Cash and cash equivalents at beginning of period	3,892	1,906	1,589
Cash and cash equivalents at end of period	1,756	3,892	1,906
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) operating activities	3,790	3,936	4,383
Investing Activities:
Capital expenditures	(3,230)	(3,029)	(3,792)
Business acquisitions, net of cash acquired	(36)
Proceeds from asset dispositions and other	37	49	74
Cash used in investing activities	(3,229)	(2,980)	(3,718)
Financing Activities:
Net transfers from (to) Parent	(546)	(58)	(550)
Payment on loan between subsidiaries	(4)	(385)
Intercompany dividends	54	21	76
Principal payments on debt	(4)	(417)	(29)
Other, net	(16)	(119)	(19)
Cash (used in) provided by financing activities	(516)	(958)	(522)
Effect of exchange rate changes on cash	(9)	(10)	(5)
Net increase (decrease) in cash and cash equivalents	36	(12)	138
Cash and cash equivalents at beginning of period	405	417	279
Cash and cash equivalents at end of period	441	405	417
Non Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) operating activities	535	486	570
Investing Activities:
Capital expenditures	(302)	(343)	(210)
Business acquisitions, net of cash acquired		(483)	(116)
Proceeds from asset dispositions and other	(19)	6
Cash used in investing activities	(321)	(820)	(326)
Financing Activities:
Net transfers from (to) Parent	(42)	(83)	(75)
Payment on loan between subsidiaries	4	385
Intercompany dividends	(54)	(21)	(76)
Other, net	16	119	19
Cash (used in) provided by financing activities	(76)	400	(132)
Effect of exchange rate changes on cash	6	15	(22)
Net increase (decrease) in cash and cash equivalents	144	81	90
Cash and cash equivalents at beginning of period	717	636	546
Cash and cash equivalents at end of period	861	717	636
Consolidation Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) operating activities	(53)	19	(30)
Financing Activities:
Net increase (decrease) in cash and cash equivalents	(53)	19	(30)
Cash and cash equivalents at beginning of period	(97)	(116)	(86)
Cash and cash equivalents at end of period	$ (150)	$ (97)	$ (116)